Post-retirement benefits - Summary of fair value of plan assets (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Equities	18.00%	17.60%
– Quoted	12.30%	13.40%
– Private	5.70%	4.20%
Bonds	58.10%	60.20%
– Government fixed income	24.60%	23.20%
– Government inflation-linked	5.00%	9.50%
– Corporate and other publicly quoted	19.60%	20.60%
– Private	8.90%	6.90%
Property	10.00%	7.90%
– Quoted property funds	2.90%	3.40%
– Unquoted property funds	7.10%	4.50%
Qualifying insurance policies	9.70%	10.50%
Cash & other	4.20%	3.80%
Total	100.00%	100.00%